Average Annual Total Returns - Class A B C Shares - Alger Mid Cap Growth Fund - ABC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Shares 10 Years	Class B Inception Date	Class B Return Before Taxes 1 Year	Class B Return Before Taxes 5 Years	Class B Return Before Taxes 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 31, 2096	55.05%	19.52%	14.05%	50.69%	18.00%	13.32%	34.06%	15.44%	11.63%	May 24, 2093	58.73%	20.07%	14.00%	Jul. 31, 2097	61.31%	19.83%	13.70%	35.59%	18.66%	15.04%